Asset purchase agreement with Teva Pharmaceutical Industries Limited (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)	Aug. 03, 2016 USD ($)	Jun. 10, 2016 USD ($)	Mar. 31, 2016 INR (₨)
Disclosure Of Asset Purchase Agreement [Line Items]
Intangible assets other than goodwill	₨ 44,665	$ 686		₨ 44,925			₨ 20,796
Teva Pharmaceutical Industries Ltd [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Cash Transferred Under Asset Purchase Agreement | $					$ 350	$ 350
Useful lives or amortisation rates, intangible assets other than goodwill	eight years
Teva Pharmaceutical Industries Ltd [Member] | Net Carrying Amount [Member] | other seven Abbreviated New Drug Applications [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Intangible assets other than goodwill	₨ 22,573
Teva Pharmaceutical Industries Ltd [Member] | Net Carrying Amount [Member] | Capitalised Product [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Intangible assets other than goodwill	₨ 697

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))